UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS U.S. SMALL CAPITALIZATION EQUITY FUND

FORM N-Q

SEPTEMBER 30, 2018

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited)	September 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.7%
Cogent Communications Holdings Inc.	22,337	$1,246,404
Frontier Communications Corp.	32,485	210,828

Total Diversified Telecommunication Services		1,457,232

Entertainment - 0.2%
World Wrestling Entertainment Inc., Class A Shares	5,000	483,650

Interactive Media & Services - 0.4%
Yelp Inc.	18,976	933,619	*

Media - 0.5%
Gray Television Inc.	20,793	363,877	*
Media General Inc., CVR	20,404	0	(a)(b)(c)
Sinclair Broadcast Group Inc., Class A Shares	25,554	724,456

Total Media		1,088,333

Wireless Telecommunication Services - 0.5%
Boingo Wireless Inc.	28,963	1,010,809	*

TOTAL COMMUNICATION SERVICES		4,973,643

CONSUMER DISCRETIONARY - 12.5%
Auto Components - 1.1%
Dana Inc.	52,495	980,081
Tenneco Inc.	15,985	673,608
Tower International Inc.	24,899	753,195

Total Auto Components		2,406,884

Diversified Consumer Services - 0.5%
Sotheby’s	10,197	501,591	*
Weight Watchers International Inc.	8,900	640,711	*

Total Diversified Consumer Services		1,142,302

Hotels, Restaurants & Leisure - 4.1%
BJ’s Restaurants Inc.	17,648	1,274,186
Bloomin’ Brands Inc.	30,501	603,615
Boyd Gaming Corp.	33,000	1,117,050
Denny’s Corp.	16,670	245,382	*
Dine Brands Global Inc.	8,200	666,742
Jack in the Box Inc.	5,000	419,150
Marriott Vacations Worldwide Corp.	10,568	1,180,974
Penn National Gaming Inc.	49,198	1,619,598	*
Pinnacle Entertainment Inc.	10,359	348,995	*
Scientific Games Corp.	20,000	508,000	*
Sonic Corp.	20,909	906,196

Total Hotels, Restaurants & Leisure		8,889,888

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
Household Durables - 1.3%
Hooker Furniture Corp.	4,329	$146,320
KB Home	59,574	1,424,414
La-Z-Boy Inc.	16,432	519,251
MDC Holdings Inc.	21,061	622,985

Total Household Durables		2,712,970

Internet & Direct Marketing Retail - 0.8%
Etsy Inc.	35,850	1,841,973	*

Leisure Products - 0.7%
Johnson Outdoors Inc., Class A Shares	3,147	292,640
Malibu Boats Inc., Class A Shares	9,249	506,105	*
MCBC Holdings Inc.	9,932	356,360	*
Sturm Ruger & Co. Inc.	4,703	324,742

Total Leisure Products		1,479,847

Multiline Retail - 0.4%
Big Lots Inc.	20,114	840,564

Specialty Retail - 2.2%
Abercrombie & Fitch Inc., Class A Shares	47,824	1,010,043
Christopher & Banks Corp.	29,729	22,597	*
DSW Inc., Class A Shares	21,621	732,519
Express Inc.	84,802	937,910	*
Francesca’s Holdings Corp.	71,248	264,330	*
Genesco Inc.	20,196	951,232	*
Hibbett Sports Inc.	34,650	651,420	*
Office Depot Inc.	57,534	184,684

Total Specialty Retail		4,754,735

Textiles, Apparel & Luxury Goods - 1.4%
Crocs Inc.	23,100	491,799	*
Deckers Outdoor Corp.	7,853	931,209	*
Perry Ellis International Inc.	9,795	267,697	*
Vera Bradley Inc.	11,552	176,284	*
Wolverine World Wide Inc.	27,624	1,078,717

Total Textiles, Apparel & Luxury Goods		2,945,706

TOTAL CONSUMER DISCRETIONARY		27,014,869

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 0.6%
Andersons Inc.	11,154	419,948
Ingles Markets Inc., Class A Shares	3,127	107,100
Rite Aid Corp.	160,000	204,800	*
SpartanNash Co.	10,615	212,937
United Natural Foods Inc.	9,500	284,525	*

Total Food & Staples Retailing		1,229,310

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
Food Products - 0.8%
Dean Foods Co.	57,795	$410,344
Sanderson Farms Inc.	12,023	1,242,818

Total Food Products		1,653,162

Personal Products - 0.7%
Medifast Inc.	7,277	1,612,219

TOTAL CONSUMER STAPLES		4,494,691

ENERGY - 3.6%
Energy Equipment & Services - 1.1%
C&J Energy Services Inc.	28,345	589,576	*
Exterran Corp.	18,078	479,609	*
KLX Energy Services Holdings Inc.	1,800	57,618	*
Mammoth Energy Services Inc.	7,643	222,411
Pioneer Energy Services Corp.	86,393	254,860	*
Superior Energy Services Inc.	68,873	670,823	*

Total Energy Equipment & Services		2,274,897

Oil, Gas & Consumable Fuels - 2.5%
Abraxas Petroleum Corp.	141,501	329,697	*
Arch Coal Inc., Class A Shares	3,800	339,720
Bonanza Creek Energy Inc.	14,199	422,846	*
Delek US Holdings Inc.	33,000	1,400,190
Denbury Resources Inc.	106,000	657,200	*
Green Plains Inc.	7,867	135,312
HighPoint Resources Corp.	90,208	440,215	*
PDC Energy Inc.	8,000	391,680	*
Peabody Energy Corp.	12,985	462,786
REX American Resources Corp.	4,374	330,456	*
World Fuel Services Corp.	19,500	539,760

Total Oil, Gas & Consumable Fuels		5,449,862

TOTAL ENERGY		7,724,759

FINANCIALS - 17.6%
Banks - 8.7%
Banc of California Inc.	39,004	737,176
Bancorp Inc.	28,071	269,201	*
Berkshire Hills Bancorp Inc.	11,701	476,231
Cadence BanCorp	11,300	295,156
Cathay General Bancorp	10,834	448,961

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
Banks - (continued)
Columbia Banking System Inc.	17,807	$690,377
Community Trust Bancorp Inc.	5,122	237,405
Customers Bancorp Inc.	17,448	410,551	*
First BanCorp	99,920	909,272	*
First Commonwealth Financial Corp.	32,646	526,906
First Financial Bancorp	16,458	488,803
First Interstate BancSystem Inc., Class A Shares	14,092	631,322
First Merchants Corp.	25,598	1,151,654
First Midwest Bancorp Inc.	35,692	949,050
Fulton Financial Corp.	30,500	507,825
Hancock Whitney Corp.	11,253	535,080
Hanmi Financial Corp.	36,708	914,029
Heartland Financial USA Inc.	7,467	433,459
Hilltop Holdings Inc.	28,482	574,482
Home BancShares Inc.	14,771	323,485
Hope Bancorp Inc.	24,900	402,633
IBERIABANK Corp.	17,493	1,423,056
OFG Bancorp	27,642	446,418
Opus Bank	23,551	645,297
Sandy Spring Bancorp Inc.	5,042	198,201
The Bank of N.T. Butterfield & Son, Ltd.	6,100	316,346
Triumph Bancorp Inc.	3,700	141,340	*
United Community Banks Inc.	43,076	1,201,390
Western Alliance Bancorp	23,827	1,355,518	*
Wintrust Financial Corp.	12,500	1,061,750

Total Banks		18,702,374

Capital Markets - 1.3%
BrightSphere Investment Group PLC	52,000	644,800
Evercore Inc., Class A Shares	15,079	1,516,193
Manning & Napier Inc.	26,502	78,181
Stifel Financial Corp.	12,000	615,120

Total Capital Markets		2,854,294

Consumer Finance - 0.8%
Consumer Portfolio Services Inc.	15,173	56,140	*
Enova International Inc.	28,567	822,730	*
Green Dot Corp., Class A Shares	7,900	701,678	*
Nelnet Inc., Class A Shares	2,527	144,468

Total Consumer Finance		1,725,016

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
Insurance - 2.4%
American Equity Investment Life Holding Co.	26,035	$920,598
CNO Financial Group Inc.	26,328	558,680
Genworth Financial Inc., Class A Shares	68,425	285,332	*
Heritage Insurance Holdings Inc.	25,501	377,925
Primerica Inc.	4,071	490,759
Safety Insurance Group Inc.	7,100	636,160
Third Point Reinsurance, Ltd.	49,000	637,000
Universal Insurance Holdings Inc.	26,340	1,278,807

Total Insurance		5,185,261

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Ladder Capital Corp.	35,032	593,442
PennyMac Mortgage Investment Trust	34,558	699,454

Total Mortgage Real Estate Investment Trusts (REITs)		1,292,896

Thrifts & Mortgage Finance - 3.8%
Axos Financial Inc.	37,000	1,272,430	*
Essent Group Ltd.	35,836	1,585,743	*
Flagstar Bancorp Inc.	6,500	204,555	*
LendingTree Inc.	2,300	529,230	*
Meridian Bancorp Inc.	11,180	190,060
Meta Financial Group Inc.	5,510	455,402
MGIC Investment Corp.	132,022	1,757,213	*
NMI Holdings Inc., Class A Shares	27,539	623,758	*
PennyMac Financial Services Inc., Class A Shares	12,383	258,805
Radian Group Inc.	52,518	1,085,547
WSFS Financial Corp.	6,500	306,475

Total Thrifts & Mortgage Finance		8,269,218

TOTAL FINANCIALS		38,029,059

HEALTH CARE - 16.1%
Biotechnology - 7.0%
ACADIA Pharmaceuticals Inc.	36,700	761,892	*
Achillion Pharmaceuticals Inc.	89,796	330,449	*
Acorda Therapeutics Inc.	21,148	415,558	*
AMAG Pharmaceuticals Inc.	19,712	394,240	*
Amicus Therapeutics Inc.	27,466	332,064	*
Aptevo Therapeutics Inc.	13,113	66,614	*
Arena Pharmaceuticals Inc.	5,471	251,775	*
Avid Bioservices Inc.	12,641	86,717	*
Blueprint Medicines Corp.	7,800	608,868	*
Celldex Therapeutics Inc.	77,587	34,992	*
Chimerix Inc.	40,401	157,160	*
Conatus Pharmaceuticals Inc.	21,766	126,243	*

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Concert Pharmaceuticals Inc.	16,497	$244,815	*
Eagle Pharmaceuticals Inc.	8,195	568,159	*
Emergent BioSolutions Inc.	20,581	1,354,847	*
Enanta Pharmaceuticals Inc.	13,882	1,186,356	*
FibroGen Inc.	6,900	419,175	*
Geron Corp.	90,000	158,400	*
Halozyme Therapeutics Inc.	16,732	304,020	*
Infinity Pharmaceuticals Inc.	30,551	82,793	*
Insmed Inc.	13,017	263,204	*
Insys Therapeutics Inc.	31,827	320,816	*
Loxo Oncology Inc.	3,300	563,739	*
MiMedx Group Inc.	61,192	378,167	*
Momenta Pharmaceuticals Inc.	34,600	909,980	*
NewLink Genetics Corp.	24,740	59,129	*
Osiris Therapeutics Inc.	12,466	138,373	*
PTC Therapeutics Inc.	27,000	1,269,000	*
Puma Biotechnology Inc.	11,200	513,520	*
REGENXBIO Inc.	8,200	619,100	*
Sangamo Therapeutics Inc.	25,608	434,056	*
Spectrum Pharmaceuticals Inc.	18,000	302,400	*
Trevena Inc.	31,141	66,019	*
Vanda Pharmaceuticals Inc.	60,139	1,380,190	*

Total Biotechnology		15,102,830

Health Care Equipment & Supplies - 5.4%
AngioDynamics Inc.	8,021	174,376	*
Avanos Medical Inc.	13,559	928,791	*
Cardiovascular Systems Inc.	17,604	689,021	*
Globus Medical Inc., Class A Shares	8,200	465,432	*
Haemonetics Corp.	8,500	973,930	*
Heska Corp.	5,270	597,144	*
ICU Medical Inc.	2,935	829,871	*
Inogen, Inc.	3,300	805,596	*
Integer Holdings Corp.	6,100	505,995	*
Lantheus Holdings Inc.	27,468	410,647	*
LivaNova PLC	5,300	657,041
Masimo Corp.	5,383	670,399	*
Merit Medical Systems Inc.	24,639	1,514,067	*
Natus Medical Inc.	16,774	597,993	*
Neogen Corp.	5,100	364,803	*
NxStage Medical Inc.	18,791	524,081	*
OraSure Technologies Inc.	38,026	587,502	*
Orthofix Medical Inc.	7,041	407,040	*

Total Health Care Equipment & Supplies		11,703,729

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
Health Care Providers & Services - 1.2%
Amedisys Inc.	4,700	$587,312	*
Ensign Group Inc.	14,209	538,806
LifePoint Health Inc.	5,130	330,372	*
Magellan Health Inc.	15,123	1,089,612	*

Total Health Care Providers & Services		2,546,102

Life Sciences Tools & Services - 0.8%
Cambrex Corp.	11,329	774,904	*
Luminex Corp.	8,014	242,904
Syneos Health Inc.	15,508	799,437	*

Total Life Sciences Tools & Services		1,817,245

Pharmaceuticals - 1.7%
Amphastar Pharmaceuticals Inc.	14,818	285,098	*
Corcept Therapeutics Inc.	34,750	487,195	*
Endo International PLC	33,000	555,390
Horizon Pharma PLC	32,782	641,872
Innoviva Inc.	27,020	411,785	*
Intersect ENT Inc.	12,302	353,682	*
Nektar Therapeutics	5,296	322,844	*
Revance Therapeutics Inc.	12,567	312,290	*
Supernus Pharmaceuticals Inc.	5,246	264,136	*

Total Pharmaceuticals		3,634,292

TOTAL HEALTH CARE		34,804,198

INDUSTRIALS - 14.5%
Aerospace & Defense - 0.9%
AAR Corp.	11,675	559,116
Curtiss-Wright Corp.	8,033	1,103,895
KLX Inc.	4,500	282,510	*

Total Aerospace & Defense		1,945,521

Air Freight & Logistics - 0.0%
Forward Air Corp.	1,926	138,094

Airlines - 0.4%
Hawaiian Holdings Inc.	19,960	800,396

Building Products - 1.3%
Builders FirstSource Inc.	38,708	568,234	*
Continental Building Products Inc.	16,233	609,549	*
NCI Building Systems Inc.	23,540	356,631	*
Patrick Industries Inc.	10,161	601,531	*
Universal Forest Products Inc.	20,079	709,391

Total Building Products		2,845,336

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 3.3%
ACCO Brands Corp.	34,230	$386,799
Deluxe Corp.	5,964	339,590
Ennis Inc.	13,439	274,828
Essendant Inc.	26,722	342,576
Herman Miller Inc.	23,822	914,765
Interface Inc.	40,583	947,613
Knoll Inc.	31,154	730,561
Quad/Graphics Inc.	21,061	438,911
RR Donnelley & Sons Co.	68,858	371,833
Steelcase Inc., Class A Shares	66,329	1,227,086
Tetra Tech Inc.	17,409	1,189,035

Total Commercial Services & Supplies		7,163,597

Construction & Engineering - 2.7%
Argan Inc.	12,693	545,799
Dycom Industries Inc.	8,035	679,761	*
EMCOR Group Inc.	19,781	1,485,751
Granite Construction Inc.	12,600	575,820
KBR Inc.	24,169	510,691
MasTec Inc.	25,500	1,138,575	*
MYR Group Inc.	9,439	308,089	*
Orion Group Holdings Inc.	8,451	63,805	*
Primoris Services Corp.	19,751	490,220

Total Construction & Engineering		5,798,511

Electrical Equipment - 0.4%
Generac Holdings Inc.	14,343	809,089	*

Machinery - 1.6%
Alamo Group Inc.	1,677	153,630
Briggs & Stratton Corp.	1,117	21,480
Global Brass & Copper Holdings Inc.	16,807	620,178
Harsco Corp.	40,463	1,155,219	*
Manitowoc Co. Inc.	22,192	532,386	*
Meritor Inc.	25,000	484,000	*
Mueller Water Products Inc, Class A Shares	19,837	228,324
SPX Corp	6,820	227,174	*

Total Machinery		3,422,391

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
Professional Services - 1.7%
Barrett Business Services Inc.	5,181	$345,987
Insperity Inc.	14,700	1,733,865
Navigant Consulting Inc.	21,566	497,312
TriNet Group Inc.	9,300	523,776	*
TrueBlue Inc.	19,949	519,672	*

Total Professional Services		3,620,612

Road & Rail - 0.8%
Saia Inc.	8,734	667,714	*
Werner Enterprises Inc.	29,554	1,044,734

Total Road & Rail		1,712,448

Trading Companies & Distributors - 1.4%
Aircastle Ltd.	33,679	737,907
CAI International Inc.	23,768	543,574	*
H&E Equipment Services Inc.	14,330	541,387
Herc Holdings Inc.	10,500	537,600	*
Rush Enterprises Inc., Class A Shares	15,500	609,305

Total Trading Companies & Distributors		2,969,773

TOTAL INDUSTRIALS		31,225,768

INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 1.4%
ADTRAN Inc.	22,084	389,782
Aerohive Networks Inc.	33,248	136,982	*
Ciena Corp.	24,253	757,664	*
Finisar Corp.	16,280	310,134	*
NETGEAR Inc.	13,038	819,438	*
Plantronics Inc.	10,640	641,592

Total Communications Equipment		3,055,592

Electronic Equipment, Instruments & Components - 2.8%
Belden Inc.	7,827	558,926
Benchmark Electronics Inc.	41,029	960,079
Electro Scientific Industries Inc.	9,569	166,979	*
Insight Enterprises Inc.	9,030	488,433	*
Methode Electronics Inc.	21,955	794,771
Plexus Corp.	17,199	1,006,313	*
Sanmina Corp.	35,613	982,919	*
ScanSource Inc.	7,438	296,776	*
Tech Data Corp.	11,366	813,465	*

Total Electronic Equipment, Instruments & Components		6,068,661

Internet Software & Services - 0.3%
NIC Inc.	35,577	526,540

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
IT Services - 1.9%
CACI International Inc., Class A Shares	5,709	$1,051,312	*
Convergys Corp.	30,162	716,046
EVERTEC Inc.	18,553	447,127
Hackett Group Inc.	15,572	313,776
MAXIMUS Inc.	8,200	533,492
Science Applications International Corp.	5,300	427,180
Travelport Worldwide Ltd.	40,319	680,182

Total IT Services		4,169,115

Semiconductors & Semiconductor Equipment - 2.8%
Amkor Technology Inc.	57,937	428,154	*
Axcelis Technologies Inc.	22,290	437,998	*
Brooks Automation Inc.	11,119	389,499
Cirrus Logic Inc.	22,619	873,093	*
Cohu Inc.	15,960	400,596
Diodes Inc.	18,761	624,554	*
Entegris Inc.	20,000	579,000
Integrated Device Technology Inc.	7,720	362,917	*
Lattice Semiconductor Corp.	55,108	440,864	*
Power Integrations Inc.	4,360	275,552
Rudolph Technologies Inc.	13,180	322,251	*
Silicon Laboratories Inc.	7,000	642,600	*
Xcerra Corp.	21,306	304,037	*

Total Semiconductors & Semiconductor Equipment		6,081,115

Software - 6.3%
A10 Networks Inc.	25,806	156,901	*
Bottomline Technologies de Inc.	6,610	480,613	*
Box Inc., Class A Shares	55,543	1,328,033	*
Cloudera Inc.	37,000	653,050	*
CommVault Systems Inc.	10,633	744,310	*
Fair Isaac Corp.	4,700	1,074,185	*
Hortonworks Inc.	61,598	1,405,050	*
HubSpot Inc.	3,600	543,420	*
Imperva Inc.	15,173	704,786	*
Manhattan Associates Inc.	22,634	1,235,816	*
New Relic Inc.	9,918	934,573	*
Pegasystems Inc.	9,207	576,358
Progress Software Corp.	28,067	990,484
Rubicon Project Inc.	26,168	94,205	*
The Trade Desk Inc.	4,900	739,459	*
TiVo Corp.	40,928	509,554
Varonis Systems Inc.	4,033	295,417	*
Verint Systems Inc.	21,747	1,089,525	*

Total Software		13,555,739

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 0.3%
Cray Inc.	15,000	$322,500	*
Intevac Inc.	12,339	64,163	*
Super Micro Computer Inc.	10,813	222,856	*

Total Technology Hardware, Storage & Peripherals		609,519

TOTAL INFORMATION TECHNOLOGY		34,066,281

MATERIALS - 3.3%
Chemicals - 1.0%
A Schulman Inc., CVR	19,282	0	(a)(b)(c)
Koppers Holdings Inc.	12,843	400,059	*
Trinseo SA	15,649	1,225,317
Tronox Ltd., Class A Shares	44,037	526,242

Total Chemicals		2,151,618

Containers & Packaging - 0.4%
Greif Inc., Class A Shares	14,854	797,066

Metals & Mining - 0.8%
Coeur Mining Inc.	56,741	302,430	*
Commercial Metals Co.	25,389	520,982
Hecla Mining Co.	86,013	239,976
Warrior Met Coal Inc.	27,500	743,600

Total Metals & Mining		1,806,988

Paper & Forest Products - 1.1%
Boise Cascade Co.	22,636	833,005
Louisiana-Pacific Corp.	30,500	807,945
Verso Corp.	22,500	757,575	*

Total Paper & Forest Products		2,398,525

TOTAL MATERIALS		7,154,197

REAL ESTATE - 6.7%
Equity Real Estate Investment Trusts (REITs) - 6.0%
Braemar Hotels & Resorts Inc.	13,711	161,378
CBL & Associates Properties Inc.	47,347	188,915
Chatham Lodging Trust	19,471	406,749
DiamondRock Hospitality Co.	98,311	1,147,289
First Industrial Realty Trust Inc.	19,074	598,924
GEO Group Inc.	35,000	880,600
Hersha Hospitality Trust	18,301	414,884
InfraREIT Inc.	16,289	344,512

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
LaSalle Hotel Properties	35,921	$1,242,507
Pebblebrook Hotel Trust	12,119	440,768
PotlatchDeltic Corp.	25,506	1,044,471
Preferred Apartment Communities Inc., Class A Shares	27,254	479,125
Ramco-Gershenson Properties Trust	31,461	427,870
RLJ Lodging Trust	42,097	927,397
Ryman Hospitality Properties Inc.	9,624	829,300
Summit Hotel Properties Inc.	49,418	668,626
Sunstone Hotel Investors Inc.	79,219	1,296,023
Washington Prime Group Inc.	56,538	412,727
Xenia Hotels & Resorts Inc.	42,536	1,008,103

Total Equity Real Estate Investment Trusts (REITs)		12,920,168

Real Estate Management & Development - 0.7%
HFF Inc., Class A Shares	19,401	824,154
Marcus & Millichap Inc.	14,039	487,294	*
RE/MAX Holdings Inc., Class A Shares	5,050	223,968

Total Real Estate Management & Development		1,535,416

TOTAL REAL ESTATE		14,455,584

UTILITIES - 4.1%
Electric Utilities - 1.9%
ALLETE Inc.	13,702	1,027,787
El Paso Electric Co.	8,659	495,295
IDACORP Inc.	4,708	467,175
PNM Resources Inc.	32,986	1,301,297
Portland General Electric Co.	16,393	747,685

Total Electric Utilities		4,039,239

Gas Utilities - 1.5%
New Jersey Resources Corp.	17,729	817,307
Northwest Natural Gas Co.	6,302	421,604
ONE Gas Inc.	12,079	993,860
Southwest Gas Holdings Inc.	13,677	1,080,893

Total Gas Utilities		3,313,664

Independent Power and Renewable Electricity Producers - 0.6%
Clearway Energy Inc., Class C Shares	7,983	153,673
Vistra Energy Corp.	42,232	1,050,732	*

Total Independent Power and Renewable Electricity Producers		1,204,405

Multi-Utilities - 0.1%
Unitil Corp.	3,041	154,787

TOTAL UTILITIES		8,712,095

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $181,185,518)		212,655,144

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.4%
Invesco Treasury Portfolio, Institutional Class (Cost - $3,065,151)	2.042%	3,065,151	$3,065,151

TOTAL INVESTMENTS - 100.0% (Cost - $184,250,669)			215,720,295
Liabilities in Excess of Other Assets - 0.0%			(31,191)

TOTAL NET ASSETS - 100.0%			$215,689,104

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

Abbreviation used in this schedule:

CVR	— Contingent Value Rights

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS U.S. Small Capitalization Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$4,973,643	—	$0	*	$4,973,643
Materials	7,154,197	—	0	*	7,154,197
Other Common Stocks	200,527,304	—	—		200,527,304

Total Long-Term Investments	212,655,144	—	0	*	212,655,144

Short-Term Investments†	3,065,151	—	—		3,065,151

Total Investments	$215,720,295	—	$0	*	$215,720,295

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2018